Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Covered Call Strategy Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 102.09%♦
Communication Services — 10.56%
Alphabet Class A ~, †	500	$732,800
AT&T ~	6,700	191,017
Facebook Class A ~, †	2,900	759,510
Verizon Communications ~	4,400	261,756
		1,945,083
Consumer Discretionary — 9.78%
Booking Holdings ~, †	200	342,136
Home Depot ~	3,800	1,055,298
Whirlpool ~	2,200	404,558
		1,801,992
Consumer Staples — 9.16%
Costco Wholesale ~	2,300	816,500
Mondelez International Class A ~	7,900	453,855
Sysco ~	6,700	416,874
		1,687,229
Energy — 2.35%
Chevron ~	6,000	432,000
		432,000
Financials — 7.17%
BlackRock ~	1,400	788,970
Blackstone Group Class A ~	10,200	532,440
		1,321,410
Healthcare — 10.38%
Bristol Myers Squibb ~	11,100	669,219
Medtronic ~	7,000	727,440
Merck & Co. ~	6,200	514,290
		1,910,949
Industrials — 11.46%
Boeing ~	2,800	462,728
Lockheed Martin ~	1,700	651,576
Raytheon Technologies ~	8,000	460,320
Union Pacific ~	1,200	236,244
United Parcel Service Class B ~	1,800	299,934
		2,110,802
Information Technology — 36.91%
Apple ~	13,600	1,575,016
Broadcom ~	2,300	837,936
Corning ~	16,100	521,801
Mastercard Class A ~	2,500	845,425
Microsoft ~	7,000	1,472,310
Oracle ~	5,800	346,260
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Texas Instruments ~	5,600	$799,624
Visa Class A ~	2,000	399,940
		6,798,312
Materials — 2.06%
PPG Industries ~	3,100	378,448
		378,448
Utilities — 2.26%
NextEra Energy ~	1,500	416,340
		416,340
Total Common Stock (cost $14,651,551)		18,802,565

Short-Term Investments — 1.78%
Money Market Mutual Funds — 1.78%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	82,120	82,120
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	82,120	82,120
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	82,120	82,120
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	82,120	82,120
Total Short-Term Investments (cost $328,480)		328,480
Total Value of Securities Before Options Written—103.87% (cost $14,980,031)		19,131,045
Number of contracts
Options Written — (3.67%)
Equity Call Options — (3.67%)
Alphabet strike price $1,680, expiration date 1/15/21, notional amount $(840,000)	(5)	(17,900)

NQ-FLB [9/20] 11/20 (1400902)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Covered Call Strategy Series
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Apple strike price $130, expiration date 1/15/21, notional amount $(936,000)	(72)	$(37,980)
Apple strike price $140, expiration date 1/15/21, notional amount $(896,000)	(64)	(19,680)
AT&T strike price $34, expiration date 1/15/21, notional amount $(227,800)	(67)	(704)
BlackRock strike price $565, expiration date 10/16/20, notional amount $(791,000)	(14)	(20,440)
Blackstone Group strike price $55, expiration date 11/20/20, notional amount $(176,000)	(32)	(4,640)
Blackstone Group strike price $60, expiration date 1/15/21, notional amount $(420,000)	(70)	(7,455)
Boeing strike price $200, expiration date 10/16/20, notional amount $(240,000)	(12)	(1,068)
Boeing strike price $200, expiration date 11/20/20, notional amount $(320,000)	(16)	(8,200)
Booking Holdings strike price $2,000, expiration date 1/15/21, notional amount $(400,000)	(2)	(10,180)
Bristol Myers Squibb strike price $62.50, expiration date 12/18/20, notional amount $(512,500)	(82)	(15,539)
Bristol Myers Squibb strike price $65, expiration date 10/16/20, notional amount $(188,500)	(29)	(247)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Broadcom strike price $380, expiration date 1/15/21, notional amount $(874,000)	(23)	$(50,140)
Chevron strike price $90, expiration date 12/18/20, notional amount $(540,000)	(60)	(3,300)
Corning strike price $33, expiration date 11/20/20, notional amount $(531,300)	(161)	(25,840)
Costco Wholesale strike price $360, expiration date 1/15/21, notional amount $(828,000)	(23)	(40,135)
Facebook strike price $325, expiration date 1/15/21, notional amount $(942,500)	(29)	(15,007)
Home Depot strike price $290, expiration date 11/20/20, notional amount $(1,102,000)	(38)	(28,975)
Lockheed Martin strike price $420, expiration date 1/15/21, notional amount $(714,000)	(17)	(12,920)
Mastercard strike price $340, expiration date 1/15/21, notional amount $(850,000)	(25)	(59,687)
Medtronic strike price $100, expiration date 1/15/21, notional amount $(700,000)	(70)	(59,850)
Merck & Co. strike price $85, expiration date 10/16/20, notional amount $(527,000)	(62)	(4,030)
Microsoft strike price $225, expiration date 10/16/20, notional amount $(787,500)	(35)	(2,590)

2    NQ-FLB [9/20] 11/20 (1400902)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Microsoft strike price $250, expiration date 1/15/21, notional amount $(875,000)	(35)	$(12,512)
Mondelez International strike price $60, expiration date 10/16/20, notional amount $(474,000)	(79)	(1,304)
NextEra Energy strike price $300, expiration date 12/18/20, notional amount $(450,000)	(15)	(9,600)
Oracle strike price $65, expiration date 1/15/21, notional amount $(377,000)	(58)	(11,049)
PPG Industries strike price $130, expiration date 11/20/20, notional amount $(403,000)	(31)	(7,440)
Raytheon Technologies strike price $70, expiration date 12/18/20, notional amount $(560,000)	(80)	(5,560)
Sysco strike price $60, expiration date 11/20/20, notional amount $(402,000)	(67)	(34,505)
Texas Instruments strike price $150, expiration date 11/20/20, notional amount $(840,000)	(56)	(24,640)
Union Pacific strike price $180, expiration date 1/15/21, notional amount $(216,000)	(12)	(28,830)
United Parcel Service strike price $155, expiration date 10/16/20, notional amount $(279,000)	(18)	(22,815)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Verizon Communications strike price $62.50, expiration date 11/20/20, notional amount $(275,000)	(44)	$(2,288)
Visa strike price $220, expiration date 1/15/21, notional amount $(440,000)	(20)	(10,000)
Whirlpool strike price $135, expiration date 1/15/21, notional amount $(94,500)	(7)	(35,875)
Whirlpool strike price $195, expiration date 3/19/21, notional amount $(292,500)	(15)	(23,100)
Total Options Written (premium received $916,540)		(676,025)

Liabilities Net of Receivables and Other Assets—(0.20%)		(37,667)
Net Assets Applicable to 1,651,155 Shares Outstanding—100.00%		$18,417,353
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
NQ-FLB [9/20] 11/20 (1400902)    3